PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2018
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

26   PARENT ONLY FINANCIAL INFORMATION

The following condensed parent company financial information of GDS Holdings has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. As of December 31, 2018, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of GDS Holdings, except for those, which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2017	2018
Assets

Current assets
Cash	999,194	801,701
Prepaid expenses	6,295	6,716
Other current assets	—	17,940
Total current assets	1,005,489	826,357
Restricted cash	—	15,787
Investment and loans to subsidiaries	3,477,331	7,118,336
Other non-current assets	14,936	—
Total assets	4,497,756	7,960,480

Liabilities and Shareholders' Equity

Current liabilities
Accounts payable	3,597	166
Accrued expenses and other payables	9,973	34,442
Due to subsidiaries	843	913
Total current liabilities	14,413	35,521

Long-term borrowings	—	388,832
Convertible bonds payable	—	2,004,714
Other long-term liabilities	7,831	9,488
Total liabilities	22,244	2,438,555

Shareholders' equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 873,679,343 and 939,479,307 Class A ordinary shares issued and outstanding as of December 31, 2017 and December 31, 2018, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2017 and December 31, 2018, respectively)	320	341
Additional paid-in capital	5,861,445	7,275,945
Accumulated other comprehensive loss	(200,688)	(139,254)
Accumulated deficit	(1,185,565)	(1,615,107)
Total shareholders' equity	4,475,512	5,521,925
Commitments and contingencies

Total liabilities and shareholders’ equity	4,497,756	7,960,480

Condensed Statements of Operations

	Years ended December 31,
	2016	2017	2018

Net revenue	—	—	—
Cost of revenue	(2,381)	(10,392)	(21,132)
Gross loss	(2,381)	(10,392)	(21,132)

Operating expenses
Selling and marketing expenses	(8,914)	(22,528)	(26,595)
General and administrative expenses	(82,794)	(59,500)	(96,581)
Research and development expenses	(52)	(646)	(949)
Loss from operations	(94,141)	(93,066)	(145,257)

Other income (expenses):
Interest income	16	3,901	14,907
Interest expenses	(97,603)	(90,408)	(48,809)
Equity in loss of subsidiaries	(84,952)	(147,340)	(251,085)
Others, net	268	13	(24)
Loss before income taxes	(276,412)	(326,900)	(430,268)

Income tax expenses	—	—	—
Net loss	(276,412)	(326,900)	(430,268)

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2016	2017	2018

Net loss	(276,412)	(326,900)	(430,268)
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(130,131)	(8,608)	61,434
Comprehensive loss	(406,543)	(335,508)	(368,834)

Condensed Statements of Cash Flows

	Years ended December 31,
	2016	2017	2018

Operating activities:
Net cash used in operating activities	(62,591)	(58,068)	(33,729)

Investing activities
Deposit paid for a potential acquisition	(15,000)	—	—
Increase of due from subsidiaries	(990,617)	(588,768)	(3,846,353)
Net cash used in investing activities	(1,005,617)	(588,768)	(3,846,353)

Financing activities:
Proceeds from exercise of stock options	—	3,377	16,866
Proceeds from long-term borrowings	—	—	413,433
Payment of issuance cost of borrowings	—	—	(25,751)
Net proceeds from issuance of convertible bonds	327,580	—	1,867,304
Repayment of a related party loan	(65,474)	—	—
Net proceeds from issuance of ordinary shares	1,221,518	649,834	1,283,308
Payment of preferred shares dividends	(76,502)	—	—
Net cash provided by financing activities	1,407,122	653,211	3,555,160
Effect of exchange rate changes on cash and restricted cash	47,787	(37,808)	143,216

Net increase (decrease) in cash and restricted cash	386,701	(31,433)	(181,706)
Cash and restricted cash at beginning of year	643,926	1,030,627	999,194
Cash and restricted cash at end of year	1,030,627	999,194	817,488

Supplemental disclosures of cash flow information
Interest paid	45,495	33,920	24,308

Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	7,539	4,462	6,357
Issuance of ordinary shares to settle preference dividend	266,794	—	—
Conversion of convertible bonds	—	1,106,227	—